Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share Based Compensation
Schedule of share-based compensation expense

Included in the Consolidated Statements of Comprehensive Income within Operating, Selling and General expense are the following share-based compensation amounts:

($ millions)	2023	2022
Equity-settled plans	16	17
Cash-settled plans	413	484
Total share-based compensation expense	429	501

Schedule of liability recognized for share-based compensation

Included in the Consolidated Balance Sheets within accounts payable and accrued liabilities and other long-term liabilities are the following fair value amounts for the company’s cash-settled plans:

	December 31	December 31
($ millions)	2023	2022
Current liability	549	326
Long-term liability (note 22)	339	469
Total Liability	888	795

Schedule of weighted average fair value of options granted during the period and the weighted average assumptions used in their determination

The weighted average fair value of options granted during the period and the weighted average assumptions used in their determination are noted below:

	2023	2022
Annual dividend per share (dollars)	2.11	1.88
Risk-free interest rate	3.66%	1.73%
Expected life	4.5 years	5 years
Expected volatility	45%	42%
Weighted average fair value per option (dollars)	12.70	9.27

Summary of activity of stock option plans

The following table presents a summary of the activity related to Suncor’s stock option plans:

	2023		2022

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	21 068	38.55	37 090	38.39
Granted	1 610	44.56	2 191	37.22
Exercised as options for common shares	(4 611)	37.11	(13 158)	37.69
Forfeited/expired	(1 031)	41.77	(5 055)	38.99
Outstanding, end of year	17 036	39.32	21 068	38.55
Exercisable, end of year	14 300	39.61	16 407	40.19

Schedule of exercise price ranges and weighted average remaining contractual lives

For the options outstanding at December 31, 2023, the exercise price ranges and weighted average remaining contractual lives are shown below:

	Outstanding			Exercisable

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
	Number	Contractual Life	Exercise	Number	Exercise
Exercise Prices ($)	(thousands)	(years)	Price ($)	(thousands)	Price ($)
22.63-24.99	1 980	3	22.65	1 422	22.66
25.00-29.99	4	4	28.86	1	27.21
30.00-34.99	19	4	31.26	16	31.09
35.00-39.99	5 414	3	38.35	4 429	38.59
40.00-44.99	8 239	1	42.83	8 117	42.83
45.00-49.99	1 291	5	45.76	231	46.26
50.00-54.27	89	2	52.79	84	52.84
Total	17 036	3	39.32	14 300	39.61

Summary of common shares available for granting future options	Common shares authorized for issuance by the Board of Directors that remain available for the granting of future options:

(thousands)	2023	2022
	27 322	27 901

Share Units
Share Based Compensation
Summary of activity of equity awards

The following table presents a summary of the activity related to Suncor’s share unit plans:

(thousands)	PSU	RSU	DSU
Outstanding, December 31, 2021	2 766	21 437	1 382
Granted	947	13 235	187
Redeemed for cash	(794)	(4 533)	(238)
Forfeited/expired	(710)	(1 877)	-
Outstanding, December 31, 2022	2 209	28 262	1 331
Granted	814	9 006	299
Redeemed for cash	(436)	(7 582)	(461)
Forfeited/expired	(273)	(3 156)	-
Outstanding, December 31, 2023	2 314	26 530	1 169

Stock Appreciation Rights (SARs)
Share Based Compensation
Summary of activity of equity awards

SARs have a seven-year life and vest annually over a three-year period.

	2023		2022

		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
	(thousands)	($)	(thousands)	($)
Outstanding, beginning of year	287	39.95	463	39.06
Granted	20	42.96	10	36.76
Exercised	(128)	38.17	(121)	37.18
Forfeited/expired	(3)	45.57	(65)	38.25
Outstanding, end of year	176	41.48	287	39.95
Exercisable, end of year	156	41.48	242	40.82